FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES
5. FINANCIAL ASSETS AND LIABILITIES

Accounting policy:

Measurement of financial assets and liabilities

The Company initially measures a financial asset at its fair value plus (in case of a financial asset that is not measured at fair value through profit or loss) transaction costs, except for those measured at amortized cost and maintained within a business model with the goal of obtaining contractual cash flows that meet the principal and interest only criterion.

Debt financial instruments are subsequently measured at fair value through profit or loss, amortized cost or fair value through other comprehensive income. The classification is based on two criteria: (i) the Company's business model for managing the assets; and (ii) whether the contractual cash flows from the instruments represent only principal and interest payments on the outstanding principal amount.

The Company recognizes its financial assets at amortized cost for financial assets held within a business model with the objective of obtaining contractual cash flows that satisfy the "Principal and Interest" criterion. This category includes trade receivables, cash and cash equivalents, receivables from related parties, restricted cash, sectorial financial assets and dividends and interest on equity receivable.

Purchases or sales of financial assets that require the delivery of assets within a period established by regulation or market convention (regular trades) are recorded on the trade date, i.e., the date on which the Company enters into an agreement to buy or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from these assets have expired or when the Company has transferred substantially all risks and rewards associated with ownership.

Financial liabilities are categorized based on whether they are measured at amortized cost or fair value through profit or loss. Financial liability is categorized as measured at fair value through profit or loss if it is held for trading, is a derivative, or was designated as such upon initial recognition. Financial liabilities are measured at fair value and the net profit or loss, including interest, is included in the financial result. Other financial liabilities are subsequently measured using the effective interest method at their amortized cost. Interest expense and foreign exchange gains and losses are accounted for in the financial result.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired, or when its terms are modified and the cash flows of the modified liability are materially different, in which case a new financial liability is recognized at fair value based on the modified terms. Any gain or loss on derecognition is accounted for in profit or loss.

The Company's financial assets and liabilities are as follows:

	Note	12/31/2024	12/31/2023
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	2,122,442	3,298,142
Marketable securities	5.3	3,386,301	3,503,961
Derivative financial instruments	5.6	3,799,328	2,546,799
Other financial assets		4,495	3,113
		9,312,566	9,352,015
Amortized cost
Cash and cash equivalents	5.2	14,781,100	11,360,339
Trade receivables	5.7	3,995,734	3,444,636
Restricted cash	5.3	174,303	203,252
Receivables from related parties	5.8	399,889	340,091
Sectorial financial assets	5.10	731,642	548,700
Dividends and interest on equity receivable	17	153,548	255,777
		20,236,216	16,152,795
Total		29,548,782	25,504,810
Liabilities
Amortized cost
Loans, borrowings and debentures		(38,161,392)	(33,952,162)
Trade payables	5.9	(5,187,849)	(4,184,525)
Consideration payable		(246,256)	(203,094)
Other financial liabilities(i)		(1,067,839)	(476,895)
Leases	5.5	(6,509,753)	(5,275,794)
Railroad concession payable	13	(3,721,190)	(3,565,373)
Related parties payable	5.8	(417,488)	(323,238)
Dividends payable	17	(96,722)	(549,054)
Reduction of capital payable		(486,285)	—
Sectorial financial liabilities	5.10	(2,040,239)	(1,810,698)
Installment of tax debts	14	(254,302)	(217,348)
		(58,189,315)	(50,558,181)
Fair value through profit or loss
Loans, borrowings and debentures		(28,294,034)	(22,952,492)
Derivative financial instruments	5.6	(3,470,204)	(3,415,145)
		(31,764,238)	(26,367,637)
Total		(89,953,553)	(76,925,818)

(i)	The Company's subsidiaries adopt strategies to optimize working capital efficiency, including extending payment terms with their suppliers and entering into structured payment agreements (also known as reverse factoring or drawn risk) with financial institutions.
At Rumo, these operations relied on top-tier funds and banks as counterparties, at an average rate of 11.05% p.a. (12.42% p.a. on December 31, 2023). The average term of these operations is approximately 35 days (111 days at December 31, 2023). The accounting transfer of amounts from the suppliers account to this item is a non-cash transaction and is therefore not presented in the Cash Flow Statement. The liquidation flow of the balance, in turn, is classified under operating or investment activities, according to the classification of the object of the purchase. The financial charges embedded in the transaction are recorded in “Interest on Commercial Contracts” of the financial result, totaling R$48,275 in the year ended December 31, 2024 (R$91,597 on December 31, 2023).
The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the Statement of Cash Flows under operating activities, as it better represents cash expenditure from the perspective of the Company's operations.
At Comgás, on December 31, 2024, the balance of receivables in advance from suppliers to financial institutions was R$132,999 (R$133,937 on December 31, 2023). The payment period for these operations is up to 90 days.
The drawn risk operation is an option for the supplier and does not alter the commercial conditions established between the parties (term and value of the service). Suppliers anticipate receivables by accepting the terms, including the fees for anticipating these operations. The Company has no influence over the supplier's decision, nor does it receive any benefit from the bank in this operation.

5.1. RESTRICTIVE CLAUSES

The Company and its subsidiaries are required to comply with the following financial clauses per the terms of the main loan lines:

Company	Debt	Triggers	Ratios
Cosan Corporate
Cosan Luxembourg S.A.	* Senior Notes 2027	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x	2.57
	* Senior Notes 2029
	* Senior Notes 2030
	* Senior Notes 2031
Compass
Comgás S.A.	* 4th issue debenture	Short-term debt / total debt (iii) cannot exceed 0.6x	0.16
Comgás S.A.	* Debenture 4th to 12th issues	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	1.80
	* BNDES
	* Loan 4131
Compagas	* 4th issue debenture	Net debt / EBITDA (ii) cannot exceed 3.5x	2.50
Sulgás	* BNDES	Net debt (x) / EBITDA (ii) cannot exceed 3.5x	0.35
		General indebtedness ratio (Total liabilities (xi) / Total liabilities (xii)) may not exceed 0.8	0.73
Necta	* 1st issue debenture	Net debt (x) / EBITDA (ii) cannot exceed 4.0x	(1.48)
Moove
MLH	*Syndicated Loan	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	1.73
		ICSD (viii) cannot be less than 2.5x at the end of each quarter	5.78
Rumo
Rumo S.A.	* Debenture (11th, 12th, 13th and 14th) (vi)	ICJ (vii) = EBITDA(ii) / Financial result (v) cannot be less than 2.0x	5.74
	* ECA
Rumo S.A.	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	1.43
	* ECA
	* Senior Notes 2028
	* Senior Notes 2032
	* Debentures (vi)
Brado	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.3x	0.72

(i)	Net debt consists of the balance of loans, borrowings and debentures (“Gross Debt”), net of cash and cash equivalents, marketable securities and derivative financial instruments on debt.
(ii)	Corresponds to the accumulated EBITDA for the last twelve months.
(iii)	Total debt means the sum of current and non-current loans, borrowings and debentures, and current and non-current derivative financial instruments.
(iv)	Net debt and pro forma EBITDA, including the equivalent of 50% of joint venture financial information as determined in the agreements. Pro forma EBITDA corresponds to the accumulated period of the last 12 months. For the covenants of the Senior Notes, the amounts of the unrestricted subsidiaries are excluded.
(v)	The financial result of net debt is composed of the cost of net debt.
(vi)	The 11th, 12th, 13th and 14th debentures have a contractual leverage covenant limited to 3.0x. However, they have a waiver that allows the issuer to exceed this ratio up to a limit of 3.5x until December 31, 2027.
(vii)	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
(viii)	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).
(ix)	Net debt consists of the balance of current and non-current debt, net of cash and cash equivalents and marketable securities.
(x)	Net debt consists of the balance of current and non-current indebtedness, including the net balance of derivative operations, net of cash and cash equivalents and marketable securities.
(xi)	Total liabilities correspond to the sum of current and non-current liabilities.
(xii)	Total liabilities correspond to the sum of current liabilities, non-current liabilities and shareholders' equity.

As of December 31, 2024, the Company and its subsidiaries were in compliance with all financial and non-financial restrictive clauses. The terms of the loans include cross-default provisions.

5.2. CASH AND CASH EQUIVALENTS

Accounting policy:

Cash and cash equivalents comprise cash balances, demand deposits and highly liquid investments with a maturity of up to three months from the date of acquisition, which are subject to an insignificant risk of changes in value and are used for the Company's cash management. The amounts relating to investments in investment funds are classified as assets measured at fair value through profit or loss, and the other amounts of cash and cash equivalents are classified as amortized cost.

	12/31/2024	12/31/2023
Cash and bank accounts	958,738	209,479
Savings account	485,393	431,011
Financial Investments	15,459,411	14,017,991
	16,903,542	14,658,481

Financial investments include the following:

	12/31/2024	12/31/2023
Applications in investment funds
Repurchase Agreements (i)	1,493,278	3,259,210
Certificate of bank deposits - CDB	604,398	—
Other investments	24,766	38,932
	2,122,442	3,298,142

Applications in banks
Repurchase agreements	236,101	616,633
Certificate of bank deposits - CDB	12,102,078	9,807,983
Other	998,790	295,233
	13,336,969	10,719,849
	15,459,411	14,017,991

(i)	The repurchase agreements are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento (“WG”), which was created in the form of an open ended fund and is managed by Itaú Unibanco Asset Management Ltda. (“Itaú Asset”). The fund's portfolio is composed of investments in public bonds and repurchase agreements backed by federal public bonds.

The Company’s onshore financial investments bear interest at rates approximating 100% of the Brazilian interbank offered rate (Certificado de Depósito Interbancário, or "CDI") as of December 31, 2024, and 2023. Offshore financial investments are remunerated at rates market in banking institutions. The sensitivity analysis of interest rate risks is in 5.12.

5.3. MARKETABLE SECURITIES AND RESTRICTED CASH

Accounting policy:

The valuation and classification of marketable securities are based on their fair value, as determined by the financial result. Securities consist of all equity instruments with readily ascertainable fair values. The fair values of equity instruments are deemed readily determinable if the securities are listed or if a current market value or fair value can be determined even without a direct listing (for example, prices of shares in mutual funds).

Restricted cash is measured and classified at amortized cost, with an average maturity of between two and five years for government bonds, but they can be redeemed quickly and are subject to an insignificant risk of change in value.

	12/31/2024	12/31/2023
Marketable securities
Government securities (i)	3,114,578	3,107,813
Certificate of bank deposits (CDB)	158,363	300,142
ESG Funds	113,360	96,006
	3,386,301	3,503,961
Current	3,272,941	3,407,955
Non-current	113,360	96,006
Total	3,386,301	3,503,961
Restricted cash
Securities pledged as collateral	174,303	203,252
	174,303	203,252
Current	28,006	7,860
Non-current	146,297	195,392
Total	174,303	203,252

(i)	The sovereign debt securities declared interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC”, with a yield of approximately 100% of the CDI.

5.4. LOANS, BORROWINGS AND DEBENTURES

Accounting policy:

Loans, borrowings and debentures (“obligation”) are initially measured at fair value, net of transaction costs, and subsequently at amortized cost.

When the obligation specified in the contract is satisfied, canceled, or expired, they are derecognized. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-monetary assets transferred or liabilities assumed, is recorded as other financial revenue or expense in the profit or loss.

Classified as current liabilities unless there is an unconditional right to defer settlement for at least one year after the date of the statement of finance position.

Initial measurement of financial guarantee contracts issued by the Company is at fair value, and if not designated at fair value through profit or loss, the financial guarantee contracts are subsequently measured at the higher amount of:

i. the amount of the obligation under the contract; and

ii. the amount initially recognized less, as applicable, the accumulated amortization recognized according to revenue recognition policies.

The contracts are irrevocably designated at fair value through profit or loss, according to the Company's analysis, so as not to cause an accounting mismatch. The fair value of the loans is based on the discounted cash flow using its implicit discount rate and are classified as level 2 fair value in the hierarchy.

a) Composition

	Interest			Consolidated
Description	Index	Annual interest rate	Currency	12/31/2024	12/31/2023	Maturity	Objective	Modality
Cosan Corporate
Loan 4131	Prefixed	3.20%	Euro	—	860,658	Oct-25	Investments	Secured
	Prefixed	0.25%	Yen	—	602,487	Oct-25	Investments	Secured
	Prefixed	3.40%	Euro	—	1,954,022	Oct-26	Investments	Secured
	Prefixed	0.25%	Yen	—	1,135,226	Oct-26	Investments	Secured
	Prefixed	3.56%	Euro	—	812,496	Oct-27	Investments	Secured
	Prefixed	0.25%	Yen	—	470,951	Oct-27	Investments	Secured
Perpetual Notes	Prefixed	8.25%	Dollar	3,135,174	2,451,160	Nov-40	Acquisition	Unsecured
Senior Notes Due 2027	Prefixed	7.00%	Dollar	2,475,674	2,016,330	Jan-27	Acquisition	Unsecured
Senior Notes Due 2029	Prefixed	5.50%	Dollar	4,638,597	3,622,922	Sep-29	Acquisition	Unsecured
Senior Notes Due 2030	Prefixed	7.50%	Dollar	3,384,127	2,642,023	Jun-30	Capital management	Unsecured
Senior Notes Due 2031	Prefixed	7.25%	Dollar	3,683,191	—	Jun-31	Capital management	Unsecured
Debentures	CDI + 2.65%	13.33%	Real	—	1,208,141	Aug-25	Investments	Unsecured
	CDI + 1.65%	14.00%	Real	781,715	784,475	Aug-28	Capital management	Unsecured
	CDI + 1.50%	13.83%	Real	406,429	406,471	May-28	Capital management	Unsecured
	CDI + 1.50%	13.83%	Real	722,667	—	Jun-34	Capital management	Unsecured
	CDI + 1.90%	14.28%	Real	1,117,561	1,117,966	May-32	Capital management	Unsecured
	CDI + 2.00%	14.39%	Real	938,451	942,011	Aug-31	Capital management	Unsecured
	CDI + 2.40%	14.84%	Real	1,020,963	1,020,673	Apr-28	Capital management	Unsecured
	CDI + 2.40%	14.84%	Real	999,683	998,542	Jun-28	Capital management	Unsecured
	CDI + 1.80%	14.17%	Real	1,314,009	1,260,684	Jan-31	Capital management	Unsecured
	CDI + 1.00%	13.27%	Real	722,795	—	Jun-29	Capital management	Unsecured
	CDI + 0.50%	12.71%	Real	1,517,668	—	Jan-28	Capital management	Unsecured
	CDI + 0.72%	12.96%	Real	505,999	—	Jan-30	Capital management	Unsecured
	CDI + 1.30%	13.61%	Real	506,361	—	Jan-35	Capital management	Unsecured
	IPCA + 5.75%	10.88%	Real	433,499	412,478	Aug-31	Capital management	Unsecured
Commercial bank notes	CDI + 1.75%	14.11%	Real	548,335	547,755	Dec-28	Capital management	Unsecured
	CDI + 1.80%	14.17%	Real	471,702	448,165	Jan-31	Capital management	Unsecured
				29,324,600	25,715,636
Compass
BNDES	IPCA + 4.10%	9.15%	Real	88,477	112,946	Apr-29	Investments	Secured
	IPCA + 4.10%	9.15%	Real	194,797	140,016	Jan-30	Investments	Secured
	IPCA + 3.25%	8.26%	Real	1,318,111	1,547,664	Jun-34	Investments	Secured
	IPCA + 5.74%	10.87%	Real	1,027,665	893,810	Dec-36	Investments	Secured
	IPCA + 6.01%	11.15%	Real	295,695	304,276	Dec-36	Investments	Secured
	CDI + 1.36%	13.68%	Real	60,000	—	Jan-25	Capital management	Unsecured
	CDI + 0.50%	12.71%	Real	50,000	—	Jan-25	Capital management	Unsecured
Loan 4131	Prefixed	1.36%	Dollar	—	362,774	Feb-24	Capital management	Unsecured
	Prefixed	2.13%	Dollar	1,245,670	943,486	Feb-25	Capital management	Unsecured
	Prefixed	5.74%	Euro	523,634	—	Mar-25	Capital management	Unsecured
	Prefixed	4.04%	Dollar	926,262	734,191	May-26	Capital management	Unsecured
Debentures	CDI + 1.95%	12.55%	Real	—	735,566	Aug-24	Investments	Unsecured
	IPCA + 4.33%	8.95%	Real	—	554,147	Oct-24	Investments	Unsecured
	CDI + 1.20%	13.50%	Real	240,120	—	Oct-25	Investments	Unsecured
	IPCA + 7.36%	12.57%	Real	41,436	80,960	Dec-25	Investments	Unsecured
	CDI + 2.24%	14.66%	Real	208,465	—	Dec-26	Capital management	Unsecured
	CDI + 1.45%	13.27%	Real	—	399,457	Dec-26	Investments	Unsecured
	CDI + 1.55%	13.89%	Real	73,480	—	Jan-27	Investments	Unsecured
	IGPM + 6.10%	13.04%	Real	382,837	359,639	May-28	Capital management	Unsecured
	CDI + 1.08%	13.36%	Real	1,545,857	—	Mar-29	Investments	Unsecured
	CDI + 0.80%	13.05%	Real	1,547,588	—	Mar-29	Capital management	Unsecured
	CDI + 1.55%	13.89%	Real	1,763,476	1,764,022	Nov-30	Investments	Unsecured
	IPCA + 5.12%	10.22%	Real	512,946	550,342	Aug-31	Investments	Unsecured
	IPCA + 6.38%	11.54%	Real	685,420	—	Jul-34	Investments	Unsecured
	IPCA + 5.22%	10.32%	Real	466,173	533,854	Aug-36	Investments	Unsecured
	IPCA + 7.17%	12.37%	Real	588,142	—	Dec-36	Investments	Unsecured
	IPCA + 6.45%	11.61%	Real	662,782	—	Jul-39	Investments	Unsecured
				14,449,033	10,017,150
Moove
Loan 4131	Prefixed	5.50%	Dollar	15,729	31,920	Mar-25	Investments	Unsecured
Working capital	SOFR + 1.50%	1.50%	Dollar	2,346,950	2,175,107	May-27	Acquisition	Unsecured
Working capital	SONIA + 1.30%	1.30%	GBP	272,318	—	Jun-26	Acquisition	Unsecured
Export Credit Note	SOFR+ 1.30%	5.83%	Dollar	316,442	—	Jun-27	Acquisition	Unsecured
Export Prepayment	SOFR-06 + 1.30%	5.66%	Dollar	607,136	—	Jun-27	Acquisition	Unsecured
				3,558,575	2,207,027
Rumo
BNDES	Prefixed	6.00%	Real	—	128,494	Dec-24	Investments	Secured
	Prefixed	3.50%	Real	—	29	Jan-24	Investments	Secured
	URTJLP	9.53%	Real	1,861,658	2,210,390	Jul-31	Investments	Secured
	CDI + 2.07%	13.45%	Real	40,530	52,101	Mar-25	Capital management	Secured
	CDI + 2.25%	13.65%	Real	51,968	60,774	May-26	Capital management	Secured
	CDI + 2.25%	13.65%	Real	50,663	78,965	Feb-26	Capital management	Secured
	CDI + 2.20%	13.60%	Real	77,856	30,252	Mar-26	Capital management	Secured
	SOFR + 1.30%	5.83%	Dollar	25,341	487,544	Jan-25	Capital management	Secured
	CDI + 1.29%	13.65%	Dollar	30,302	—	May-29	Capital management	Secured
Senior Notes Due 2028	Prefixed	5.25%	Dollar	2,631,834	2,178,449	Jan-28	Investments	Secured
Senior Notes Due 2032	Prefixed	4.20%	Dollar	2,418,140	2,066,885	Jan-32	Investments	Secured
Export Credit Agency ("ECA")	Euribor + 0.58%	3.94%	Euro	38,525	48,849	Sep-26	Investments	Secured
Bank Credit	IPCA	5.84%	Real	874,513	954,205	Jan-48	Investments	Secured
ACF	IPCA + 6.48%	11.64%	Real	299,706	—	Aug-42	Investments	Secured
Debenture	IPCA + 3.60%	8.62%	Real	393,127	413,881	Dec-30	Investments	Unsecured
	IPCA + 3.90%	8.94%	Real	1,078,794	1,113,820	Oct-29	Investments	Unsecured
	IPCA + 4.00%	9.04%	Real	957,843	1,077,140	Dec-35	Investments	Unsecured
	IPCA + 4.50%	9.57%	Real	1,520,069	1,596,910	Jun-31	Investments	Unsecured
	IPCA + 4.54%	9.61%	Real	218,865	254,232	Jun-36	Investments	Unsecured
	IPCA + 4.68%	9.76%	Real	248,085	396,201	Feb-26	Investments	Unsecured
	IPCA + 4.52%	11.33%	Real	711,764	773,556	Jun-31	Investments	Unsecured
	IPCA + 5.73%	10.86%	Real	480,383	551,709	Oct-33	Investments	Unsecured
	IPCA + 5.99%	11.13%	Real	452,451	470,177	Jun-32	Investments	Unsecured
	IPCA + 6.80%	11.98%	Real	938,970	1,004,762	Apr-30	Investments	Unsecured
	CDI + 1.30%	11.84%	Real	—	759,390	Aug-24	Investments	Unsecured
	CDI + 1.79%	13.65%	Real	—	753,435	Jun-24	Investments	Unsecured
	IPCA + 5.76%	10.89%	Real	714,229	753,439	Aug-29	Investments	Unsecured
	IPCA + 6.18%	10.91%	Real	655,641	749,252	May-33	Investments	Unsecured
	IPCA + 5.80%	10.93%	Real	469,906	—	Mar-34	Investments	Unsecured
	IPCA + 5.93%	11.07%	Real	565,235	—	Mar-39	Investments	Unsecured
	IPCA + 6.42%	11.33%	Real	489,270	—	Jun-34	Investments	Unsecured
	IPCA + 6.53%	11.33%	Real	133,846	—	Jun-39	Investments	Unsecured
	IPCA + 6.05%	11.19%	Real	693,704	—	Aug-36	Investments	Unsecured
				19,123,218	18,964,841

Total				66,455,426	56,904,654

Current				4,403,148	4,882,398
Non current				62,052,278	52,022,256

For debts linked to derivatives, the effective rates are shown in the explanatory note 5.6.

To calculate the average rates, the market interest curves on December 31, 2024 were considered on an annual basis.

All debts with maturity dates denominated in foreign currency are hedged against foreign exchange risk through derivatives (note 5.6), except for perpetual notes.

Loans, borrowings and debentures that are classified as non-current have the following maturities:

	Consolidated
	Funding costs	12/31/2024	12/31/2023
1 to 2 years	(43,154)	2,552,535	4,800,498
2 to 3 years	(128,908)	7,551,156	6,255,752
3 to 4 years	(85,987)	10,000,615	6,626,698
4 to 5 years	(89,779)	12,429,311	7,554,468
5 to 6 years	(53,072)	7,948,395	8,143,128
6 to 7 years	(41,538)	6,100,666	6,777,099
7 to 8 years	(44,524)	6,421,275	2,599,593
Over 8 years	(120,306)	9,048,325	9,265,020
	(607,268)	62,052,278	52,022,256

b) Changes in loans, borrowings and debentures

Consolidated
Balance as of January 1, 2023	52,987,216
Proceeds	12,785,628
Repayment of principal	(8,054,763)
Payment of interest	(3,552,292)
Payment of interest on work in progress	(288,569)
Interest, exchange rate and fair value	3,027,434
Balance as of December 31, 2023	56,904,654
Proceeds	16,983,225
Repayment of principal	(12,187,560)
Payment of interest	(4,759,976)
Payment of interest on work in progress	(128,520)
Business combination	285,033
Interest, exchange rate and fair value	9,358,570
Balance as of December 31, 2024	66,455,426

c) Guarantees

The subsidiary Rumo has entered into financing contracts with development banks intended for investments guaranteed by bank guarantees at an average cost of 0.67% p.a. or by real guarantees (assets) and escrow accounts. On December 31, 2024, the balance of bank guarantees contracted was R$2,655,231 on December 31, 2024 (R$3,120,034 on December 31, 2023).

The subsidiary MLH has a bank guarantee for a loan from Cosan Lubrificantes S.R.L. (“Moove Argentina”), with an average annual cost of 0.18%, and a guarantee with top-tier banks for payment to third parties, with an average annual cost of 3.90%. On December 31, 2024, the balance of contracted guarantees was R$16,061 (R$31,931 on December 31, 2023).

d) Unused lines of credit

As of December 31, 2024, the Company had credit lines with banks, which were not used, in the amount of R$1,510,231 (R$2,102,756 as of December 31, 2023). The use of these lines of credit is subject to certain contractual conditions.

e) Offset of assets and liabilities

Since the Company has the legally enforceable right to offset the amounts and the intention to settle them simultaneously, for consolidation purposes, the Company has offset in the statement of financial position the assets relating to the Total Return Swap (“TRS”) with the debt liability arising from the debentures, the Time Deposits with the Loans 4131 and the Credit Linked Notes (“CLNs”) with the Export Credit Notes (“NCEs”) in Brazil, presenting them at their net values, as well as their respective impacts on the income statement. As such, no sensitivity analysis is carried out either, as both transactions present no risk to the Company.

	Segment	12/31/2024	12/31/2023
Assets
Credit Linked Notes	Rumo	6,334,168	4,952,781
Time deposit	Cosan Corporate	3,718,105	—
TRS	Cosan Corporate	5,640,466	4,354,191
Total		15,692,739	9,306,972

Liabilities
NCEs	Rumo	(6,334,168)	(4,952,781)
Loan 4131	Cosan Corporate	(3,718,105)	—
Debentures	Cosan Corporate	(5,640,466)	(4,354,191)
Total		(15,692,739)	(9,306,972)

Net		—	—

The gross values of financial assets and liabilities do not differ from the netted values

5.5. LEASES

Accounting policy:

Upon inception or modification of a contract, the Company assesses whether the contract is or contains a lease.

The lease liability is initially measured at the present value of the lease payments that are not made on the commencement date, discounted at the interest rate implicit in the lease or, if that rate cannot be determined easily, at the Company's incremental borrowing rate. The Company’s generally uses its incremental borrowing rate as the discount rate.

The lease payments included in calculating the lease liability are as follows:

i. fixed payments, including fixed payments in essence;

ii. index or rate dependent variable lease payments, which are initially calculated using the index or rate at the start date;

iii. amounts expected to be paid by the lessee under residual value guarantees; and

iv. the purchase option exercise price if the lessee is reasonably certain to exercise that option, and the payment of lease termination penalties if the lease term reflects the lessee's option to terminate the lease.

To calculate the incremental borrowing rate, the Company:

i. where possible, uses the most recent third-party financing received by the individual tenant as a starting point, adjusted to reflect changes in financing terms since the third-party financing was received;

ii. uses an accrual approach that begins with a credit risk-adjusted risk-free interest rate for leases held by the Company that have not had any recent third-party financing; and

iii. makes specific adjustments to the lease, e.g., term, country, currency and security.

The incremental (nominal) interest rate used by the Company and its subsidiaries was determined based on interest rates, adjusted for functional currency and the terms of its contracts. Rates between 4.25% and 13.73% were used, according to the term and currency of each contract.

In addition, for the measurement of the lease liability, the Company may account for two or more contracts together provided that:

i. have been entered into with the same counterparty or related party of the counterparty; and

ii. have been concluded at close dates; or

iii. if the contracts cannot be understood without joint consideration; or

iv. if they have performance obligations/ interrelated consideration in contracts; or

v. if the rights to use the transferred underlying assets in the contracts constitute a single component of the lease.

Variable lease payments that do not depend on an index or rate are recognized as expenses in the period in which the event or condition that generates these payments occurs.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they come into effect. When adjustments to lease payments based on an index or rate come into effect, the lease liability is revalued and adjusted against the right of use asset.

Lease payments are allocated between the principal and the financial cost. The financial cost is debited to profit over the lease period to produce a constant periodic interest rate on the remaining balance of the liability in each period.

Payments associated with short-term leases of equipment and vehicles and all leases of low value assets are recognized by the linear method as an expense in the result. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

In determining the term of the lease, the Company considers all facts and circumstances that create an economic incentive to exercise the option of extension, or not to exercise the option of termination. Extension options (or periods after termination options) are only included in the lease term if there is reasonable certainty that it will be extended (or not terminated).

For warehouse rentals, retail stores and equipment, the following factors are usually the most relevant:

• If there are significant penalties to terminate (or not extend), the group is usually reasonably certain to extend (or not terminate).

• If any improvements in leased properties are expected to have a significant remaining value, the Company typically has a reasonable certainty of extending (or not terminating).

• Otherwise, the Company considers other factors, including historical rental durations and the costs and business interruption necessary to replace the leased asset.

Most of the extension options in offices and car rentals were not included in the rental liability because the Company could replace the assets without significant cost or business interruption.

The subsequent valuation of the lease liability is at amortized cost, using the effective interest rate method. It is revalued when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the amounts expected to be paid according to the residual value guarantee, if the Company changes its valuation, one the option will be exercised in the purchase, extension or termination or if there is an essentially fixed revised lease payment.

Consolidated
Balance as of January 1, 2023	3,532,158
Additions	1,923,138
Write-offs	(15,329)
Settlement interest and foreign exchange variation	458,507
Repayment of principal	(490,012)
Payment of interest	(236,948)
Monetary adjustment	104,280
Balance as of December 31, 2023	5,275,794
Additions	999,553
Write-offs	(9,933)
Settlement interest and foreign exchange variation	1,120,882
Repayment of principal	(694,340)
Payment of interest	(377,269)
Monetary adjustment	174,662
Business combination (i)	20,404
Balance as of December 31, 2024	6,509,753

Current	1,007,533
Non-current	5,502,220
6,509,753

(i)	Lease liabilities identified in the acquisition of Compagas, see note 9.2.

The lease agreements have different terms, with the last due date occurring in December 2058. The amounts are updated annually by inflation indexes (such as IGPM and IPCA) or may incur interest calculated based on the TJLP or CDI and some of the contracts have renewal or purchase options that were considered in determining the term and classification as finance lease.

In addition to the amortization and appropriation of interest and exchange variation highlighted in the previous tables, the following impacts on income were recorded for the other lease contracts that were not included in the measurement of lease liabilities.

	12/31/2024	12/31/2023	12/31/2022
Variable lease payments not included in the recognition of lease obligations	71,932	43,115	56,612
Expenses related to short-term leases	27,664	37,739	14,986
Low asset leasing costs, excluding short-term leases	10,005	5,376	1,445
	109,601	86,230	73,043

The Company recorded lease liabilities at the present value of future payments, including tax credits to which it will be entitled upon payment of the leases. The potential PIS and COFINS credit included in liabilities on December 31, 2024 is R$30,814 (R$32,244 on December 31, 2023).

5.6. DERIVATIVE FINANCIAL INSTRUMENTS

Accounting policy:

Initial recognition of derivatives at fair value occurs on the date a derivative contract is entered into, and derivatives are subsequently remeasured at fair value at the end of each reporting period. Whether subsequent changes in fair value are recorded depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company identifies certain derivatives as:

i. fair value hedge of recognized assets or liabilities or of a firm commitment (fair value hedge); or

ii. hedge of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecasted transactions (cash flow hedge).

At the inception of the hedging relationship, the Company documents the economic relationship between the hedging instruments and the hedged items, including expected changes in the cash flows of the hedging instruments. The Company documents its risk management objective and strategy for hedging transactions. Changes in the fair value of any derivative instrument that do not qualify for hedge accounting are immediately registered in the income statement and included in other financial revenue (expenses).

The fair values of derivative financial instruments designated in hedging relationships are disclosed below. The total fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is greater than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company evaluates, both at the beginning of the hedging relationship and on an ongoing basis, whether the hedging instruments are anticipated to be highly effective in offsetting changes in the fair value or cash flows of the respective attributable hedged items. The actual results of each hedge for the hedged risk fall between 60% and 140%.

Financial assets and liabilities are offset, and the net amount is reported in the financial position, when there is a legal right to offset the recognized amounts and intent to settle them on a net basis, or when the asset is realized and the liability is settled simultaneously. The legal right must be enforceable in the ordinary course of business and in the event of default, insolvency, or bankruptcy of the Company or the counterparty.

The estimated fair value of these derivatives is based in part on price quotations published in active markets, to the extent that such observable market data exists, and in part on valuation techniques that take into account: (i) prices established in recent purchase and sale transactions, (ii) margin of risk in the supply, and (iii) projected market price in the availability period. A fair value gain or loss is recognized at the end of the reporting date whenever the fair value at initial recognition for these contracts differs from the transaction price.

A financial asset previously accounted for in accordance with IFRS 9 may become an investee accounted for by equity when:

• the investor acquires an additional stake; or

• There is a change in circumstances that results in obtaining significant influence or joint control.

The Company uses swap instruments, whose fair value is determined from discounted cash flows discounted cash flows based on market curves, to hedge the exposure to foreign exchange risk and exposure to foreign exchange risk and interest and inflation risk. The consolidated data are presented below:

	Notional		Fair value
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Exchange rate derivatives
Forward agreements(i)	1,042,896	6,716	28,392	(147)
FX option agreements	411,000	363,098	3,096	30,677
	1,453,896	369,814	31,488	30,530
Commodity derivatives
Forward contract - NDF	21,174	28,494	(7,158)	4,333
	21,174	28,494	(7,158)	4,333
Foreign exchange and interest rate risk
Swap agreements (interest rate) (ii)	6,453,930	7,209,400	(364,783)	(10,686)
Swap agreements (interest and FX) (iii)	20,195,459	18,260,969	1,912,553	(1,546,736)
Forward agreements (interest and FX)(iv)	—	8,985,594	—	(939,559)
Swap agreements (interest and inflation) (ii)	12,247,351	14,307,844	(246,660)	853,639
	38,896,740	48,763,807	1,301,110	(1,643,342)
Share price risk
Swap agreements - (TRS)(v)	1,817,821	1,775,341	(1,073,657)	88,297
Call Spread(iv)	4,667,709	5,594,212	77,341	366,296
Collar (Vale Shares)	—	13,114,720	—	285,540
	6,485,530	20,484,273	(996,316)	740,133
Total financial instruments			329,124	(868,346)
Current assets			905,341	202,399
Non-current assets			2,893,987	2,344,400
Current liabilities			(2,504,117)	(1,250,520)
Non-current liabilities			(966,087)	(2,164,625)
Total			329,124	(868,346)

(i)	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
(ii)	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into post-fixed debt. In interest rate and inflation swap transactions, the Company positions itself as assets in the Índice Nacional de Preços ao Consumidor Amplo (“IPCA”) plus fixed interest and liabilities at a percentage of the CDI.
(iii)	The Company and its subsidiary Rumo carry out interest rate and foreign exchange swap transactions, in which the companies position themselves as assets in US dollars plus fixed interest and liabilities at a percentage of the CDI.
(iv)	The Company structured derivatives, to protect against price fluctuations in Vale's shares.
(v)

The Company entered into TRS derivative contracts with commercial banks. Through the TRS, with financial settlement, Cosan will receive the return on the variation in the price of CSAN3 shares, adjusted by dividends for the period, and will pay annual interest referenced to CDI plus spread. The equivalent contracted amount of CSAN3 shares with TRS was 110,995,312 shares, and the total initial value was R$1,817,821. On December 31, 2024, the result of the mark-to-market, recorded in the Company's financial expense, was R$1,073,657 (compared to financial income of R$83,390 on December 31, 2023).

Below, we present the breakdown of the registration value of debt and non-debt derivative financial instruments:

	12/31/2024	12/31/2023
Derivative financial instruments	1,319,512	(990,764)
Non-derivative financial instruments	(990,388)	122,418
	329,124	(868,346)

Derivatives are only used for economic hedging purposes and not as speculative investments.

a)	Fair value hedge
The Company adopts fair value hedge accounting for some of its operations, both the hedging instruments and the hedged items are measured and recognized at fair value through profit or loss.
There is an economic relationship between the hedged item and the hedging instrument because the terms of the interest and FX rate swap correspond to the terms of the fixed-rate loan, i.e., notional amount, term, and payment. Since the underlying risk of the interest and FX rate swap is identical to the hedged risk component, the Company has established a hedge ratio of 1:1 for its hedging relationships. The Company employs the discounted cash flow method and compares changes in the fair value of the hedging instrument with changes in the fair value of the hedged item attributable to the hedged risk in order to evaluate the effectiveness of the hedge. According to the Company's assessment, the sources of hedge ineffectiveness that are most likely to impact the hedge relationship during its term are: (i) a reduction or change in the hedged item; and (ii) a change in the Company's or the contracted swap counterparty's credit risk. The following amounts were associated with the items designated as hedging instruments:

		Registered value		Accumulated fair value adjustment
	Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
FX rate risk hedge
Designated items
PPE - (Moove)	(536,300)	(620,690)	—	(13,554)	—
NCE - (Moove)	(269,870)	(320,606)	—	(4,164)	—
Senior notes 2028 (Rumo Luxembourg)	(2,791,600)	(2,631,834)	(2,178,449)	(254,278)	167,874
Senior notes 2032 (Rumo Luxembourg)	(2,259,375)	(2,418,140)	(2,066,885)	(213,825)	126,408
NCE U.S.$ (Rumo Malha Norte)	(120,850)	(25,341)	(487,544)	(134,810)	3,147
Total debt	(5,977,995)	(6,016,611)	(4,732,878)	(620,631)	297,429

Derivative financial instruments
PPE - (Moove)	536,300	66,126	—	66,126	—
NCE - (Moove)	269,870	28,452	—	28,452	—
Swaps Senior Notes 2028 (Rumo Luxembourg)	2,791,600	(50,047)	(460,939)	(410,893)	42,265
Swaps Senior Notes 2032 (Rumo Luxembourg)	2,259,375	112,984	(239,630)	(352,614)	110,644
Swap exchange rate and interest (Rumo Malha Norte)	120,850	(98,758)	5,293	104,049	(5,293)
Total derivatives	5,977,995	58,757	(695,276)	(564,880)	147,616
Total	—	(5,957,854)	(5,428,154)	(1,185,511)	445,045

		Registered value		Accumulated fair value adjustment
	Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Interest rate risk hedge
Designated items
BNDES Project VIII (Comgás)	(791,665)	(678,785)	(803,990)	100,511	54,807
Debenture (Rumo)	(10,189,275)	(9,719,039)	(7,973,671)	(1,375,324)	397,073
ACF (Rumo)	(312,528)	(299,706)	—	(13,635)	—
Finem (Rumo)	(22,516)	(25,764)	(36,301)	(40,521)	971
CCB (Rumo)	(943,032)	(874,513)	(954,205)	(49,978)	(10,088)
Total debt	(12,259,016)	(11,597,807)	(9,768,167)	(1,378,947)	442,763
Derivative financial instruments
Swaps 5th issue - single series (Comgás)	—	—	—	—	(221,000)
BNDES Project VIII (Comgás)	791,665	(101,565)	(56,085)	(45,480)	34,108
Swaps Debenture (Rumo)	10,189,275	(360,998)	559,964	920,964	(708,626)
ACF (Rumo)	312,528	(13,864)	—	13,864	—
Finem (Rumo)	22,516	938	1,600	662	(2,158)
CCB (Rumo)	943,032	(63,659)	(15,221)	48,438	8,245
Derivative total	12,259,016	(539,148)	490,258	938,448	(889,431)
Total	—	(12,136,955)	(9,277,909)	(440,499)	(446,668)

b)   Fair value option

Certain derivative instruments were not designated to documented hedging structures.

The Company chose to designate the hedged liabilities (hedge objects) to be recorded at fair value through profit or loss. Considering that derivative instruments are always accounted for at fair value through profit or loss, the accounting effects are the same as those that would be obtained through hedging documentation:

			Registered Value		Accumulated fair value
		Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
FX rate risk
Items
Senior Notes 2027 (Cosan Luxembourg)	U.S.$+7.00%	(2,427,382)	(2,475,674)	(2,016,330)	(1,540,318)	528,855
Export Credit Agreement (Rumo)	EUR + 0.58%	(25,369)	(38,525)	(48,849)	(713)	(1,444)
Scotiabank 2021	U.S.$ + 1.60%		—	(362,774)	—	2,106
Scotiabank 2022	U.S.$ + 2.51%	(1,097,400)	(1,245,669)	(943,486)	3,580	33,324
Scotiabank 2023	U.S.$ + 4.76%	(749,310)	(926,262)	(734,191)	5,920	(5,468)
BNP Paribas 2024	EUR + 5.74%	(504,226)	(523,634)	—	(19,408)	—
Total		(4,803,687)	(5,209,764)	(4,105,630)	(1,550,939)	557,373

Derivative instruments
Swap Senior Notes 2027 (Cosan Luxembourg)	BRL + 114.66% CDI	2,427,382	217,523	(46,214)	1,494,564	(379,397)
FX and interest rate swaps (Rumo)	BRL + 108,00% CDI	25,369	12,253	9,316	(2,937)	6,153
Scotiabank 2021	CDI + 1.25%	—	—	(63,184)	—	(12,939)
Scotiabank 2022	CDI + 1.20%	1,097,400	95,971	(212,180)	308,150	(51,811)
BNP Paribas 2024	CDI + 1.35%	504,226	55,805	—	347,714	—
Scotiabank 2018	107.90% CDI	—	—	—	—	(123,760)
Scotiabank 2023	CDI + 1.30%	749,310	169,185	(22,611)	191,795	(22,611)
Total derivatives		4,803,687	550,737	(334,873)	2,339,286	(584,365)
Total		—	(4,659,027)	(4,440,503)	788,347	(26,992)

			Registered Value		Accumulated fair value adjustment
		Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
FX rate risk
Items
BNDES Projects VI and VII (Comgás)	IPCA + 4,10%	(101,543)	(88,477)	(112,946)	3,288	(150)
BNDES Project VIII (Comgás)	IPCA + 3,25%	(688,876)	(639,325)	(743,674)	39,439	5,967
BNDES Project IX (Comgás)	IPCA + 5,74%	(565,582)	(554,820)	(598,752)	54,110	(19,875)
BNDES Project IX - Sub A (Comgás)	IPCA + 5,74%	(306,207)	(287,962)	—	22,242	—
BNDES Project IX - Sub A (Comgás)	IPCA + 5,74%	(196,598)	(184,883)	—	10,864	—
BNDES Project IX - Sub B (Comgás)	IPCA + 6,01%	(315,186)	(295,695)	—	23,999	—
Debenture 6th issue - single series (Comgás)	IPCA + 4,33%	—	—	(554,148)	—	3,509
Debenture 4th issue - 3rd series (Comgás)	IPCA + 7,36%	(38,273)	(41,436)	(80,960)	718	(708)
Debenture 9th issue - 1st series (Comgás)	IPCA + 5,12%	(500,000)	(512,946)	(550,342)	88,728	19,868
Debenture 11th issue - 1st series (Comgás)	IPCA + 6,38%	(750,000)	(685,420)	—	72,780	—
Debenture 9th issue - 2nd series (Comgás)	IPCA + 5,22%	(500,000)	(466,173)	(533,854)	133,379	34,919
Debenture 12th issue - single series (Comgás)	IPCA + 7,17%	(600,000)	(588,142)	—	(10,096)	—
Debenture 11th issue - 2nd series (Comgás)	IPCA + 6,45%	(750,000)	(662,782)	—	85,912	—
Debentures (Rumo)	IPCA + 4,68%	(180,000)	(248,085)	(396,201)	(59,916)	13,474
Debentures (Rumo)	IPCA + 4,50%	(600,000)	(755,061)	(774,939)	(96,457)	34,721
Total		(6,092,265)	(6,011,207)	(4,345,816)	368,990	91,725
Derivative instruments
BNDES Projects VI and VII (Comgás)	87.50% CDI	101,543	(3,332)	64	(3,396)	2,110
BNDES Project VIII (Comgás)	91.90% CDI	688,876	(39,834)	(6,578)	(33,256)	14,461
BNDES Project IX (Comgás)	98.90% CDI	565,582	1,394	46,904	(45,510)	53,536
BNDES Project IX - Sub A (Comgás)	98.49% CDI	306,207	(14,383)	—	(14,383)	—
BNDES Project IX - Sub A (Comgás)	92.35% CDI	196,598	(8,929)	—	(8,929)	—
BNDES Project IX - Sub B (Comgás)	95.55% CDI	315,186	(15,994)	—	(15,994)	—
Debenture 6th issue - single series (Comgás)	89.90% CDI	—	—	20,116	—	30,535
Debenture 4th issue - 3rd series (Comgás)	112.49% CDI	38,273	3,203	4,567	(1,364)	5,345
Debenture 9th issue - 1st series (Comgás)	109.20% CDI	500,000	5,192	42,093	(36,901)	59,798
Debenture 11th issue - 1st series (Comgás)	100.45% CDI	750,000	(71,755)	—	(71,755)	—
Debenture 9th issue - 2nd series (Comgás)	110.60% CDI	500,000	(39,535)	26,901	(66,436)	67,342
Debenture 12th issue - single series (Comgás)	95.66% CDI	600,000	10,424	—	10,424	—
Debenture 11th issue - 2nd series (Comgás)	99.70% CDI	750,000	(84,963)	—	(84,963)	—
Debentures (Rumo)	107.00% CDI	180,000	60,419	81,885	21,466	(5,691)
Debentures (Rumo)	103.00% CDI	600,000	130,505	147,429	16,924	(73,337)
Total derivatives		6,092,265	(67,588)	363,381	(334,073)	154,099
Total		—	(6,078,795)	(3,982,435)	34,917	245,824

c) Cash flow hedge

The indirect subsidiary Edge Comercialização S.A. entered into a natural gas sales contract (Brent risk) with a third party and related party. In order to protect and mitigate the risks arising from fluctuations in natural gas indexes, the subsidiary designated this operation subject to hedge accounting for the respective cash flow protection.

The expected benefits of this contract are: reducing the financial risk associated with fluctuations in natural gas prices, avoiding fluctuations in the financial results of hedging instruments, protecting the subsidiary's margins, maintaining predictability in its costs or revenues and ensuring greater stability in operating results.

The indirect subsidiary TRSP has adopted a hedge accounting strategy to protect its results from exposure to variability in cash flows arising from the exchange rate effects of highly probable revenues in US dollars projected for a period of 20 years, through non-derivative hedging instruments - lease liabilities in US dollars already contracted.

On December 31, 2024 there was an ineffective portion reclassified to profit or loss, according to item (b) bellow. The impacts recognized in the subsidiary's equity and the estimated realization in equity are shown below:

a) Composition

Financial instruments	Subsidiary	Risk	Unit	Notional R$	Fair value 12/31/2024	Book value 12/31/2024	(-) Deferred taxes	Effect on shareholders' equity 12/31/2024
Leasing	Compass	FX rate	BRL	(1,783,341)	446,224	446,224	(151,716)	294,508
Effect on finance position				(1,783,341)	446,224	446,224	(151,716)	294,508

b) Changes

Financial instruments	Net operating revenue	Net financial result	Comprehensive income	Realized gains
Derivative futures (BRENT)	(5,149)	(17,880)	—	23,029
Leasing	(6,937)	(486)	446,224	—
December 31, 2024	(12,086)	(18,366)	446,224	23,029

5.7. TRADE RECEIVABLES

Accounting policy:

Trade receivables are initially recognized at the unconditional consideration amount unless they contain significant financing components, in which case they are recognized at fair value. The Company holds trade receivables with the intention of collecting the contractual cash flows, and subsequently measuring them at amortized cost using the effective interest rate method.

For the purpose of estimating credit losses, trade receivables have been categorized according to their credit risk characteristics and days overdue. A loss allowance for anticipated credit losses is recognized as a component of selling expenses.

The expected loss rates are derived from historical credit losses incurred during the period. Historical loss rates may be modified to reflect current and forecasted information regarding macroeconomic factors that influence the ability of customers to settle receivables. The Company has determined that the implied interest rate in the agreement is the most significant factor, and as a result, it adjusts historical loss rates based on the anticipated changes to this factor.

	12/31/2024	12/31/2023
Domestic market	3,220,315	2,790,623
Unbilled receivables (i)	853,993	782,813
Foreign market - foreign currency	134,127	32,308
	4,208,435	3,605,744
Expected credit losses	(212,701)	(161,108)
	3,995,734	3,444,636
Current	3,730,364	3,330,488
Non-current	265,370	114,148
Total	3,995,734	3,444,636

(i)	Unbilled revenue refers to the portion of the monthly gas supply for which measurement and billing have not been completed, however already recorded in the balance sheet in accordance with the Company's accounting policy.

The aging of accounts receivable is as follows:

	12/31/2024	12/31/2023
Not overdue	3,615,094	3,181,795
Overdue
Up to 30 days	280,392	203,143
From 31 to 60 days	74,817	48,968
From 61 to 90 days	27,198	18,146
More than 90 days	210,934	153,692
Expected credit losses	(212,701)	(161,108)
	3,995,734	3,444,636

Changes in the expected credit losses are as follows:

Consolidated
Balance as of January 1, 2023	(154,618)
Provision / reversal	(31,053)
Foreign exchange	1,353
Write-offs	23,210
Balance as of December 31, 2023	(161,108)
Corporate reorganization (Note 9.2)	(17,606)
Provision / reversal	(54,882)
Write-offs	20,895
Balance as of December 31, 2024	(212,701)
5.8. RELATED PARTIES

Accounting policy

Commercial operations, involving related parties, are carried out at normal market prices. Financial and corporate transactions are carried out in accordance with the contracts established between the parties. Outstanding balances at year end are not guaranteed, are not subject to interest and are settled in cash. There were no guarantees given or received on any accounts receivable or payable involving related parties. At the end of each period, an analysis of the recovery of amounts and receivables is carried out and for the years ended December 31, 2024 and 2023 no provision was recognized.

The Company has a Cost Sharing Agreement that outlines the sharing of activities and expenses, along with reimbursement guidelines and other commercial terms for the allocation of group expenses. These expenses are classified as intercompany transactions.

Balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

a) Accounts receivable and payable with related parties:

	Consolidated
	12/31/2024	12/31/2023
Current assets
Commercial operations
Raízen S.A. (i)	72,518	63,004
CLI Sul S.A.	19,458	21,633
Aguassanta Participações S.A.	—	88
Termag - Terminal Marítimo de Guarujá S.A.	14,286	9,286
Associação Gestora da Ferrovia Interna do Porto de Santos (AG-FIPS)	36,985	—
Vale S.A.	3,321	5,000
Radar Gestão de Investimentos S.A.	565	—
Norgás S.A.	—	8,976
Other	3,052	452
	150,185	108,439
Financial and corporate operations
Raízen S.A. (i)	45,173	36,032
Ligga S.A. (ii)	—	107,000
Other	1,705	—
	46,878	143,032
Total current assets	197,063	251,471

Non-current assets
Commercial operations
Termag - Terminal Marítimo de Guarujá S.A.	21,438	36,952
	21,438	36,952
Financial and corporate operations
Raízen S.A. (i)	26,920	46,935
Ligga S.A. (ii)	154,468	—
Other	—	4,733
	181,388	51,668
Total non-current assets	202,826	88,620
Related parties receivables	399,889	340,091

	Consolidated
	12/31/2024	12/31/2023
Current liabilities
Commercial operations
Raízen S.A. (i)	303,656	232,713
Termag - Terminal Marítimo de Guarujá S.A.	8,149	10,500
Associação Gestora da Ferrovia Interna do Porto de Santos (AG-FIPS)	45,119	—
Aguassanta Participações S.A.	—	984
Vale S.A.	—	4,000
Other	1,932	39,542
	358,856	287,739
Financial and corporate operations
Raízen S.A. (i)	57,554	34,421
Total current liabilities	416,410	322,160
Non-current liabilities
Financial and corporate operations
Raízen S.A. (i)	1,078	1,078
Payables to related parties	417,488	323,238

(i)

Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen. Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to settled legal disputes and other liabilities incurred prior to the formation of the joint venture.

(ii)	Balance of financial operation between the Company and Ligga S.A. calculated at 120% of the CDI rate.

b) Transactions with related parties:

	12/31/2024	12/31/2023	12/31/2022
Operating income
Raízen S.A. (i)	1,294,971	974,612	908,588
Elevações Portuárias S.A.	12,375	15,434	—
Vale S.A.	46,350	56,000	—
Other	—	—	6,910
	1,353,696	1,046,046	915,498
Purchase of products / inputs / services
Raízen S.A. (i)	(3,129,874)	(2,251,896)	(2,528,022)
Elevações Portuárias S.A.	—	(16,536)	—
Vale S.A.	(4,544)	(52,000)	—
Other	—	(74,785)	—
	(3,134,418)	(2,395,217)	(2,528,022)
Shared income (expenses)
Elevações Portuárias S.A.	—	(753)	—
Raízen S.A.	(30,156)	(83,054)	(68,120)
Other	(22)	(2)	96
	(30,178)	(83,809)	(68,024)
Finance result
Raízen S.A.	—	—	(106)
Other	4,808	—	(92)
	4,808	—	(198)
Total	(1,806,092)	(1,432,980)	(1,680,746)

(i) The amount is related to the purchase of fuels and provision of logistics transport by the subsidiary Rumo.

c) Managers’ and directors’ compensation:

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, contributions to a post-employment defined benefit plan and share-based payment. On May 29, 2024, the Annual General Meeting approved the global annual compensation of the managers and members of the Fiscal Council for the 2023 fiscal year. We present below the results of the Consolidated balance:

	12/31/2024	12/31/2023	12/31/2022
Short-term benefits to employees and directors	175,487	207,026	160,020
Share-based compensation	67,569	97,510	77,210
Post-employment benefits	2,369	2,888	2,039
Long-term benefits to officers and directors	1,645	60,781	26,563
Other long-term benefits	5,981	—	—
	253,051	368,205	265,832

5.9. TRADE PAYABLES

Accounting policy: Due to the short-term nature of trade payables, their carrying amounts are the same as their fair values, and they are generally paid within 30 to 45 days of recognition.

	12/31/2024	12/31/2023
Material and services suppliers	4,205,516	3,110,114
Natural gas(i)/ transport and logistics suppliers	982,333	1,074,411
	5,187,849	4,184,525

Current	5,168,593	3,920,273
Non-current	19,256	264,252
Total	5,187,849	4,184,525

(i) The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).

5.10. SECTORIAL FINANCIAL ASSET AND LIABILITY

Accounting policy:

The sectoral financial assets and liabilities are intended to neutralize the economic impacts on the distributors' results of the difference between the cost of gas and the tax rates contained in the resolutions issued by the regulatory agencies and those actually included in the tariff at each tariff adjustment/revision.

The regulatory agencies of the indirect subsidiaries:

• Comgás and Necta Gás Natural S.A. (“Necta”) regulated by Agência Reguladora de Serviços Públicos do Estado de São Paulo (“ARSESP”) through Deliberation No. 1,010.

• Compagas regulated by Agência Reguladora do Paraná (“AGEPAR”) through Resolution 028/2022.

Based on the aforementioned resolutions, the subsidiary Compass concluded that there was no uncertainty as to the recognition of the sector's financial assets and liabilities as amounts effectively receivable or payable.

Accordingly, subsidiaries recognize sectoral financial assets and liabilities in their financial statements, calculated as the difference between the actual cost and the cost considered in the tariff adjustments, generating a right when the realized cost is higher than that considered in the tariff, or an obligation when the costs are lower than those considered in the tariff. The differences are considered in the subsequent tariff adjustment and become part of the tariff adjustment index of the distributors.

For the indirect subsidiary Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”), the recognition of sectoral financial assets and liabilities will only be recorded after the regulation of the respective regulatory agency, the Agência Estadual de Regulação dos Serviços Públicos Delegados do Rio Grande do Sul (“AGERGS”).

The movement of net sectoral financial assets (liabilities) was as follows:

	Sectorial assets	Sectorial liabilities (iv)	Total
Balance as of January 1, 2023	342,333	(1,616,616)	(1,274,283)
Cost of gas (i)	27,954	—	27,954
Tax credits	12,425	(47,144)	(34,719)
Monetary update (ii)	49,098	(146,938)	(97,840)
Deferral of IGP-M (iii)	116,890	—	116,890
Balance as of December 31, 2023	548,700	(1,810,698)	(1,261,998)
Cost of gas (i)	(12,437)	(2,210)	(14,647)
Tax credits	—	(65,710)	(65,710)
Monetary update (ii)	71,981	(161,621)	(89,640)
Deferral of IGP-M (iii)	117,418	—	117,418
Business combination	5,980	—	5,980
Balance as of December 31, 2024	731,642	(2,040,239)	(1,308,597)

Current	221,947	(64,718)	157,229
Non-current	509,695	(1,975,521)	(1,465,826)
Total	731,642	(2,040,239)	(1,308,597)

(i)	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
(ii)	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
(iii)	Appropriation of the deferral of the IGP-M for the residential and commercial segments.
(iv)	The ARSESP's conclusion on the refund to consumers of PIS and COFINS credits resulting from the exclusion of ICMS from the calculation base has been extended to May 20, 2025, in accordance with Resolution No. 1573 of September 23, 2024. Until ARSESP defines the next steps and the restitution schedule, the Company is keeping the amounts accrued as non-current sector liabilities.

5.11 FAIR VALUE MEASUREMENTS

Accounting policy:

Fair value is the price that would be obtained for the sale of an asset or paid for the transfer of a liability in an unforced transaction between market participants on the measurement date. The fair value measurement assumes that the transaction to sell the asset or transfer the liability will occur:

• In the principal market for the asset or liability;

• or In the absence of a principal market, in the most advantageous market for the asset or liability. The Company must have access to the main or most advantageous market.

The measurement of the fair value of an asset or liability is based on the assumptions that market participants would use to set the price, assuming that they are acting in their best economic interests.

For non-financial assets, fair value measurement considers the market participant's ability to generate economic benefits by using the asset in its best possible use or by selling it to another participant who would use it for the same purpose.

The best evidence of the fair value of a financial instrument on initial recognition is generally the transaction price, i.e. the fair value of the consideration given or received. If the Company determines that the fair value on initial recognition differs from the transaction price and is not evidenced by a quoted price in an active market for an identical asset or liability, nor based on a valuation technique for which any unobservable data is considered insignificant, the financial instrument is initially measured at fair value adjusted to reflect the difference between the initial fair value and the transaction price. Subsequently, this difference is recognized in profit or loss in an appropriate manner over the life of the instrument, or until the valuation is fully supported by observable market data or the transaction is closed, whichever occurs first.

All assets and liabilities measured or disclosed at fair value in the financial statements are classified within the fair value hierarchy, as described below:

• Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities to which the entity has access at the measurement date;

• Level 2: valuation techniques for which the inputs are not the quoted prices included in Level 1, but which are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices);

• Level 3: valuation techniques that include information about the asset or liability that is not based on observable market data (unobservable information).

When measuring the fair value of an asset or liability, the Company uses observable market data as much as possible. The specific valuation techniques used to value financial instruments include:

i. Use of quoted market prices;

ii. Fair value calculated as the present value of estimated future cash flows. Estimates of future floating rate cash flows are based on quoted swap rates, futures prices and interbank lending rates. The estimated cash flows are discounted using a yield curve constructed from similar sources and reflecting the relevant reference interbank rate used by market participants for this purpose when pricing interest rate swaps. The estimate of fair value is subject to a credit risk adjustment that reflects the credit risk of the Company and its counterparty; this is calculated based on the credit spreads derived from the current credit default swap; and

iii. For other financial instruments, discounted cash flow analysis.

External valuers may be involved in the valuation of significant assets and liabilities, such as investment properties, unlisted financial assets and contingent consideration.

For fair value disclosure purposes, the Company defines classes of assets and liabilities based on their nature, characteristics and risks involved, as well as the level of the fair value hierarchy, as explained above.

All resulting fair value estimates are included in level 2, except for contingent consideration payables for which fair values have been determined using present values and discount rates adjusted for counterparty or own credit risk.

The carrying amounts and fair value of consolidated assets and liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		12/31/2024	12/31/2023	12/31/2024			12/31/2023
	Note			Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investment funds	5.2	2,122,442	3,298,142	—	2,122,442	—	—	3,298,142	—
Marketable securities	5.3	3,386,301	3,503,961	—	3,386,301	—	—	3,503,961	—
Other financial assets		4,495	3,113	4,495	—	—	3,113	—	—
Investment properties (i)	11.5	16,818,919	15,976,126	—	—	16,818,919	—	—	15,976,126
Derivate financial instruments	5.6	3,799,328	2,546,799	—	3,799,328	—	—	2,546,799	—
Total		26,131,485	25,328,141	4,495	9,308,071	16,818,919	3,113	9,348,902	15,976,126
Liabilities
Loans, financing and debentures(ii)	5.4	(66,455,426)	(56,904,654)	—	(28,294,034)	—	—	(22,952,492)	—
Derivative financial instruments	5.6	(3,470,204)	(3,415,145)	—	(3,470,204)	—	—	(3,415,145)	—
Total		(69,925,630)	(60,319,799)	—	(31,764,238)	—	—	(26,367,637)	—

(i)	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas ("ABNT"). The discount rates used varies between 6.06% p.a. and 10.40% p.a. on December 31, 2024 (11.12% to 11.20% p.a. on December 31, 2023).
(ii)	The fair value of the Company’s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through the result.

For debts having a market value quoted on the Luxembourg Stock Exchange the measurement of fair value for disclosure purposes is based on the quoted market price as follows:

Debt	Company	12/31/2024	12/31/2023
Senior Notes 2028	Rumo Luxembourg S.à r.l.	97.32%	96.41%
Senior Notes 2032	Rumo Luxembourg S.à r.l.	84.30%	85.65%
Senior Notes 2027	Cosan Luxembourg S.A.	99.63%	100.92%
5.12. FINANCIAL RISK MANAGEMENT

This note describes the group's exposure to financial risks and how these risks may affect future financial performance. To provide more context, current year profit or loss information has been included where applicable:

Risk	Exposure arising from	Measurement	Management
Market risk - foreign exchange	i. Future commercial transactions. ii. Recognized financial assets and liabilities not denominated in Reais.	i. Cash flow forecasting ii. Sensitivity analysis	Foreign currency
Market risk - interest	Cash and cash equivalents, securities, loans, borrowings and debentures, leases and derivative financial instruments.	Sensitivity analysis	Interest rate swap
Market risk – price	i. Future business transactions ii. Investment in securities	i. Cash flow forecasting ii. Sensitivity analysis	Future price of energy and gas (purchase and sale) i. Derivative protection for valuation and devaluation of shares
Credit risk	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends and investment property	i. Analysis by maturity ii. Credit ratings	Availability and lines of credit
Liquidity risk	Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.	Cash flow forecasting	Availability and lines of credit

The Company's Management identifies, evaluates, and hedges financial risks in close collaboration with operating units. The Board of Directors provides written principles for managing global risk in addition to policies covering specific areas such as currency risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and excess investment of liquidity.

When all applicable criteria are satisfied, hedge accounting is used to eliminate the accounting mismatch between the hedging instrument and the hedged item. This will result in the effective recognition of interest expense at a fixed interest rate for hedged floating rate loans and inventory at the fixed foreign exchange rate for purchases hedged against foreign exchange risk.

The Company may opt for formal designation of new debt transactions for which it has swap-type derivative hedging instruments for foreign exchange rate variation and interest, as measured at fair value. The Fair Value Option is intended to eliminate inconsistencies caused by disparities between the measurement credits of certain liabilities and their hedging instruments. Consequently, both swaps and respective debts are now valued at fair value. This option is irrevocable and must be exercised upon the operation's initial accounting entry.

The policy of the Company is to maintain a sufficient capital base to foster the confidence of investors, creditors, and the market, and to ensure the business's future growth. Each of its businesses' rate of return on capital is monitored by Management.

An analysis of the risk exposure that Management intends to cover determines the use of financial instruments to protect against these areas of volatility.

a) Market risk

The objective of market risk management is to manage and control exposures to market risk within acceptable parameters, optimizing returns.

The Company uses derivatives to manage market risks. All these transactions are carried out within the guidelines defined by the Risk Management Committee.

i. Foreign exchange risk

The Company had the following net exposure to foreign exchange variation on assets and liabilities denominated in US Dollars, Euros, Yen and Pound Sterling:

	12/31/2024	12/31/2023
Cash and cash equivalents	1,861,070	284,956
Trade and Other receivables	35,807	7,678
Trade payables	(691,312)	(441,768)
Loans, borrowings and debentures	(24,263,167)	(24,861,084)
Leases	(2,121,304)	(1,627,104)
Consideration payable	(246,256)	(203,094)
Derivative financial instruments (notional)	22,576,441	14,182,102
Foreign exchange exposure, net	(2,848,721)	(12,658,314)

The probable scenario considers the estimated foreign exchange rates, carried out by a specialized third party, at the maturity of transactions for companies with real functional currency (positive and negative, before tax effects), as follows:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	Low FX rate	698,880	1,177,371	1,651,797	228,521	(245,903)
Trade payables	High FX rate	1,467	(16,731)	(34,929)	19,664	37,862
Derivative financial instruments	Low FX rate	4,243,995	5,859,780	9,412,121	(1,244,902)	(4,797,244)
Loans, borrowings and debentures	High FX rate	(2,397,999)	(6,074,195)	(9,522,767)	827,081	4,277,031
Leases	High FX rate	(1,977,043)	(2,496,896)	(3,016,748)	(1,457,192)	(937,340)
Consideration payable	High FX rate	4,864	12,244	19,625	(2,517)	(9,898)
Effect on profit or loss before tax		574,164	(1,538,427)	(1,490,901)	(1,629,345)	(1,675,492)

	Exchange rate sensitivity analysis
	12/31/2024	Scenarios
		Probable	25%	50%	(25%)	(50%)
U.S.$	6.1923	6.0700	7.5875	9.1050	4.5525	3.0350
Euro	6.4363	6.2521	7.8151	9.3782	4.6891	3.1261
GBP	7.5268	7.7620	9.7025	11.6430	5.8215	3.8810
As of December 31, 2024, the Company had no net exposure to exchange rate variation on liabilities denominated in yen

ii. Interest rate risk

The Company and its subsidiaries monitor fluctuations in variable interest rates associated with its loans and use derivative instruments to mitigate the risk associated with such fluctuations.

Below is a sensitivity analysis of interest rates on loans and financing and financial assets linked to the CDI rate with 25% and 50% pre-tax increases and decreases:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	6,883,120	7,428,009	7,972,899	6,338,230	5,793,340
Marketable securities	1,505,149	1,612,733	1,720,320	1,397,562	1,289,977
Restricted cash	70,762	76,708	82,653	64,816	58,870
Lease and concession in installments	(173,652)	(214,221)	(254,790)	(133,084)	(92,515)
Leases liabilities	(1,030,002)	(1,183,797)	(1,335,820)	(877,983)	(724,191)
Derivative financial instruments	(1,211,573)	(2,519,072)	(3,238,465)	(742,121)	350,501
Loans, borrowings and debentures	(19,620,497)	(21,374,512)	(22,586,330)	(18,950,875)	(17,739,057)
Other financial liabilities	(736,049)	(769,441)	(802,834)	(702,657)	(669,264)
Impacts on the income (loss) before taxes	(14,312,742)	(16,943,593)	(18,442,367)	(13,606,112)	(11,732,339)
Part of the amount shown under derivative financial instruments corresponds to the TRS:
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Derivative financial instruments	(153)	(192)	(230)	(115)	(77)

The probable scenario considers the estimated interest rate, made by a specialized third party and the Central Bank of Brazil (Banco Central do Brasil or “BACEN”) as follows:

		Scenarios
	Probable	25%	50%	(25%)	(50%)
SELIC	14.40%	17.99%	21.59%	10.80%	7.20%
CDI	14.30%	17.87%	21.44%	10.72%	7.15%
TJLP462 (TJLP + 1% p.a.)	9.20%	11.25%	13.30%	7.15%	5.10%
TJLP	8.20%	10.25%	12.30%	6.15%	4.10%
IPCA	4.74%	5.93%	7.11%	3.56%	2.37%
IGP-M	4.11%	5.14%	6.16%	3.08%	2.05%
Fed Funds	4.00%	5.00%	6.00%	3.00%	2.00%
SOFR	3.94%	4.92%	5.91%	2.95%	1.97%

iii. Price risk
  Options

We use derivative financial instruments called options to limit our exposure to changes in the value of Vale shares. The widely accepted methodology used to calculate the fair value of options is based on the Black & Scholes pricing model. The values calculated in the sensitivity analysis of the framework mentioned reflect the impacts of the intrinsic values of the options as the shares appreciate or depreciate.

		Scenarios
Instrument	Interest	Probable	25%	50%	(25%)	(50%)
VALE3 (Call Spread)	1.34%	77,341	260,420	470,001	27,308	811

Call Option (“Call”)

The Company has a call option which gives it the right to repurchase all the preferred shares of Cosan Nove and Cosan Dez, which may be exercised as of the third year after the execution of the respective agreements in December 2022.

As of December 31, 2024, the Company measured the fair value of the call option and concluded that it is out of price.

Contingent put option

In the shareholders' agreements entered into between the Company and the banks Itaú and Bradesco regarding the issuance of preferred shares, it was defined that both financial institutions have a contingent put option only when the specific adverse material effects provided for in the contract occur, which are under the Company's control and, therefore, do not constitute a financial obligation.

The prices for the exercise of the options are calculated based on the initial amounts of R$4,115,000 and R$4,000,000 adjusted by a weighted average rate of CDI +1.25% minus the dividends received by non-controlling shareholders in this period, which, on December 31, 2024, is represented by the amounts of R$4,596,631 and R$3,943,883, respectively.

  Total Return Swap (TRS)

We are exposed to risks linked to CSAN3 share prices. To mitigate such exposures, total return swap derivatives of 110,995,312 shares of CSAN3 were contracted in which the Company receives the variation of the share price and proceeds on the active side and pays CDI + 1.31% on the passive side.

The sensitivity analysis considers the closing share price as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25%)	(50%)
Net exposure option	(1,166)	226	453	(226)	(453)
Value of the share (CSAN3)	8.16	10.20	12.24	6.12	4.08

b) Credit risk

The Company’s regular operations expose it to the risk of default when customers, suppliers, and counterparties are unable to fulfill their financial commitments or other obligations. The Company seeks to mitigate this risk by conducting transactions with a diverse group of counterparties. However, the Company's operations remain susceptible to the unanticipated financial failures of third parties. The credit risk exposure was as follows:

	12/31/2024	12/31/2023
Cash and cash equivalents	16,903,542	14,658,481
Trade receivables	3,995,734	3,444,636
Marketable securities	3,386,301	3,503,961
Restricted cash	174,303	203,252
Derivative financial instruments	3,799,328	2,546,799
Receivables from related parties	399,889	340,091
Receivable dividends and interest on equity	153,548	255,777
Other financial assets	4,495	3,113
	28,817,140	24,956,110

The Company is exposed to risks related to its cash management activities and temporary investments.

The majority of liquid assets are invested in government bonds and other bank investments. The treasury department manages the credit risk of bank and financial institution balances in accordance with the Company’s policy.

The credit risk associated with lease receivables is divided into two customer categories: (i) Level 1 and (ii) Level 2. The majority of subsidiary investment properties are leased to customers classified as Level 1, with no history of late payments or default and a solid financial standing. To mitigate the credit risk associated with lease receivables, the Company's policy restricts its exposure to Level 2 customers.

The risk associated with accounts receivable related to the sale of investment properties is mitigated by granting land ownership to the customer only after receiving a down payment for the transaction. In addition, the transfer of ownership is contingent upon receipt of all outstanding payments.

Only approved counterparties and within the credit limits assigned to each counterparty may invest surplus funds. Credit limits for counterparties are reviewed annually and may be modified throughout the period. The limits are established to minimize the concentration of risks and, consequently, to mitigate financial loss caused by potential counterparty default. The credit risk of cash and cash equivalents, marketable securities, restricted cash, and derivative financial instruments is determined by widely accepted market rating instruments and is structured as follows:

	12/31/2024	12/31/2023
AAA	22,706,407	20,475,536
AA	803,935	172,871
A	571,942	124,932
Not rated	181,190	139,154
	24,263,474	20,912,493

c) Liquidity risk

The Company's strategy for managing liquidity is to ensure, whenever possible, that it has sufficient liquidity to meet its liabilities when they are due, under normal and stressed conditions, without incurring unacceptable losses or risking reputational harm.

The Company's financial liabilities (based on contracted undiscounted cash flows) are categorized by maturity dates as follows:

	12/31/2024					12/31/2023
	Up to 1 year	From 1 to 2 years	From 3 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(2,040,150)	(2,788,533)	(23,755,704)	(35,985,958)	(64,570,345)	(67,935,471)
Trade payables	(5,168,593)	(5,502,220)	—	—	(10,670,813)	(4,184,525)
Other financial liabilities	(770,103)	—	—	—	(770,103)	(476,895)
Installment of tax debts	(238,151)	(531)	—	(216,203)	(454,885)	(217,267)
Leases	(774,671)	(861,654)	(1,391,789)	(17,920,222)	(20,948,336)	(20,874,841)
Lease and concession in installments	(274,703)	(271,839)	(533,640)	(200,926)	(1,281,108)	(1,137,295)
Payables to related parties	(416,410)	—	—	—	(416,410)	(322,160)
Dividends payable	(96,722)	—	—	—	(96,722)	(549,054)
Consideration payable	(10,837)	(10,837)	(21,673)	(142,275)	(185,622)	(153,595)
Derivative financial instruments	(2,548,753)	(2,377,825)	3,533,512	7,921,505	6,528,439	(4,917,895)
	(12,339,093)	(11,813,439)	(22,169,294)	(46,544,079)	(92,865,905)	(100,768,998)

d) Capital management risk

The group manages the capital structure and adjusts it considering changes in economic conditions and requirements of financial covenants. To maintain or adjust the capital structure, the Group may adjust the payment of dividends to shareholders, return capital to them or issue new shares. The Company monitors capital mainly through the leverage index, calculated as net debt on EBITDA.

The Company's policy is to maintain a solid capital base to foster the confidence of its parent companies, creditors, and the market, and to ensure the business's future growth.

To achieve this general objective, the Group’s capital management, among other things, aims to ensure compliance with the financial commitments associated with loans and borrowings that define capital structure requirements.